Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 4,663	$ 667	¥ 23,172	¥ 19,598
Numerator
Numerator for diluted EPS computation	4,043	578	23,067	19,554
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 3,767	$ 539	¥ 18,812	¥ 15,905
Denominator
Denominator used for basic EPS	2,202	2,202	2,265	2,278
Earnings per share - basic | (per share)	¥ 1.71	$ 0.24	¥ 8.31	¥ 6.98
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 3,273	$ 468	¥ 18,741	¥ 15,909
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	770	110	4,326	3,645
Numerator for diluted EPS computation	¥ 4,043	$ 578	¥ 23,067	¥ 19,554
Denominator
Weighted average ordinary shares outstanding	2,202	2,202	2,265	2,278
Conversion of Class B to Class A ordinary shares	524	524	525	529
Share-based awards	18	18	8	30
Denominator used for diluted EPS	2,744	2,744	2,798	2,837
Earnings per share - diluted | (per share)	¥ 1.47	$ 0.21	¥ 8.24	¥ 6.89
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	275	275	283	285
Earnings per share - basic | (per share)	¥ 13.67	$ 1.95	¥ 66.4	¥ 55.83
Denominator
Weighted average ordinary shares outstanding	275	275	283	285
Denominator used for diluted EPS	343	343	350	355
Earnings per share - diluted | (per share)	¥ 11.78	$ 1.68	¥ 65.91	¥ 55.08
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 896	$ 128	¥ 4,360	¥ 3,693
Denominator
Denominator used for basic EPS	524	524	525	529
Earnings per share - basic | (per share)	¥ 1.71	$ 0.24	¥ 8.31	¥ 6.98
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 770	$ 110	¥ 4,326	¥ 3,645
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator for diluted EPS computation	¥ 770	$ 110	¥ 4,326	¥ 3,645
Denominator
Weighted average ordinary shares outstanding	524	524	525	529
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Denominator used for diluted EPS	524	524	525	529
Earnings per share - diluted | (per share)	¥ 1.47	$ 0.21	¥ 8.24	¥ 6.89